Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Total operating expenses	$ 2,091	$ 3,180	$ 8,892	$ 11,915
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits			835	2,045
Consultant fees			151
Share-based compensation costs			731	489
Post-employment benefits				56
Termination benefits				205
Key management personnel compensation			1,717	2,795
Salaries and short-term employee benefits			1,318	1,174
Share-based compensation costs			14	27
Post-employment benefits			262	28
Termination benefits			773	19
Other employee compensation			2,367	1,248
Professional fees			2,287	5,098
Consulting fees			120
Insurance			663	940
Third-party R&D			480	157
Contracted sales force				169
Travel			130	441
Marketing services			2	169
Laboratory supplies			32	303
Other goods and services			112	271
Leasing costs, net of sublease receipts of $126 (2018 - $92)			238	249
Impairment of right of use asset (note 4)			276
Write-off of other current assets			169
Depreciation and amortization			255	47
Operating foreign exchange losses			44	28
Total operating expenses			$ 8,892	$ 11,915